Brown Advisory Total Return Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 33.7%
2,700,000	AerCap Ireland Capital DAC	3.30%	01/23/2023	2,755,148
1,350,000	Allison Transmission, Inc.^	4.75%	10/01/2027	1,392,187
2,665,000	American Tower Corp.	3.13%	01/15/2027	2,721,014
2,565,000	Analog Devices, Inc.	3.90%	12/15/2025	2,760,615
2,650,000	Apache Corp.	4.38%	10/15/2028	2,716,069
2,755,000	AstraZeneca PLC	2.38%	06/12/2022	2,775,516
1,325,000	AutoZone, Inc.	3.13%	04/21/2026	1,369,758
2,605,000	Cimarex Energy Co.	4.38%	03/15/2029	2,743,799
1,300,000	CommonSpirit Health	4.19%	10/01/2049	1,343,802
5,313,000	Conservation Fund	3.47%	12/15/2029	5,410,279
2,605,000	Crown Castle International Corp.	4.88%	04/15/2022	2,770,214
2,535,000	CVS Health Corp.	4.30%	03/25/2028	2,743,477
1,600,000	Delphi Technologies PLC^	5.00%	10/01/2025	1,424,000
2,485,000	Dollar General Corp.	4.15%	11/01/2025	2,687,228
2,545,000	Dollar Tree, Inc.	4.00%	05/15/2025	2,698,730
2,570,000	Energy Transfer Operating L.P. (Fixed until 02/15/2023, then 3 Month LIBOR USD + 4.03%)	6.25%	05/15/2023	2,387,581
2,725,000	Enterprise Products Operating LLC (Fixed until 08/16/2027, then 3 Month LIBOR USD + 3.03%)	5.25%	08/16/2077	2,705,882
2,495,000	Express Scripts Holding Co.	4.50%	02/25/2026	2,726,857
2,385,000	Ferguson Finance PLC^	4.50%	10/24/2028	2,557,659
2,420,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	2,751,927
1,330,000	First Quality Finance Co., Inc.^	5.00%	07/01/2025	1,378,252
2,775,000	FMC Corp.	3.20%	10/01/2026	2,804,960
1,340,000	frontdoor, Inc.^	6.75%	08/15/2026	1,470,677
1,325,000	Graphic Packaging International LLC^	4.75%	07/15/2027	1,394,563
2,009,000	Hasbro, Inc.	3.50%	09/15/2027	2,057,826
2,055,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	2,153,212
1,390,000	KeHE Distributors LLC^	8.63%	10/15/2026	1,420,406
2,555,000	Keysight Technologies, Inc.	4.55%	10/30/2024	2,757,912
1,955,000	Kroger Co.	3.70%	08/01/2027	2,067,461
2,715,000	Lear Corp.	3.80%	09/15/2027	2,731,217
1,450,000	Mauser Packaging Solutions Holding Co.^	7.25%	04/15/2025	1,376,123
1,355,000	Mercer International, Inc.^	7.38%	01/15/2025	1,414,756
1,875,000	MPLX L.P.	4.80%	02/15/2029	2,071,617
1,365,000	NextEra Energy Capital Holdings, Inc. (Fixed until 12/01/2027, then 3 Month LIBOR USD + 2.41%)	4.80%	12/01/2077	1,388,075
2,630,000	NXP BV^	3.88%	06/18/2026	2,773,684
1,485,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	1,392,188
1,250,000	Olin Corp.	5.63%	08/01/2029	1,303,500
1,037,000	ServiceMaster Co. LLC	7.45%	08/15/2027	1,166,625
1,075,000	Steel Dynamics, Inc.	5.25%	04/15/2023	1,095,156
2,520,000	Trimble, Inc.	4.90%	06/15/2028	2,736,444
2,555,000	Verisk Analytics, Inc.	4.00%	06/15/2025	2,752,558
1,325,000	Viking Cruises, Ltd.^	5.88%	09/15/2027	1,407,283
2,640,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	2,740,325
1,275,000	Western Digital Corp.	4.75%	02/15/2026	1,314,844
Total Corporate Bonds & Notes (Cost $93,236,297)				96,611,406

Asset Backed Securities - 27.6%
320,000	American Homes 4 Rent, Series 2015-SFR1 D^	4.41%	04/18/2052	338,095
600,000	CCG Receivables Trust, Series 2019-1 B^	3.22%	09/14/2026	615,302
1,375,000	CIFC Funding, Ltd., Series 2012-2RA B (3 Month LIBOR USD + 1.55%)^	3.83%	01/20/2028	1,340,901
1,000,000	Dell Equipment Finance Trust, Series 2018-1 C^	3.53%	06/22/2023	1,019,455
750,000	Dell Equipment Finance Trust, Series 2018-2 D^	3.97%	10/22/2024	774,024
1,250,000	Dell Equipment Finance Trust, Series 2019-1 D^	3.45%	03/24/2025	1,272,397
1,250,000	DLL LLC, Series 2019-DA1 A2^	2.79%	11/22/2021	1,253,979
1,615,000	Drive Auto Receivables Trust, Series 2017-3 D^	3.53%	12/15/2023	1,633,533
1,500,000	Drive Auto Receivables Trust, Series 2018-1 D	3.81%	05/15/2024	1,527,883
1,100,000	Drive Auto Receivables Trust, Series 2018-2 D	4.14%	08/15/2024	1,126,512
700,000	Drive Auto Receivables Trust, Series 2018-3 D	4.30%	09/16/2024	719,666
1,000,000	Drive Auto Receivables Trust, Series 2019-3 D	3.18%	10/15/2026	1,018,050
1,000,000	DT Auto Owner Trust, Series 2018-3A D^	4.19%	07/15/2024	1,034,295
1,000,000	DT Auto Owner Trust, Series 2019-2A C^	3.18%	02/18/2025	1,014,994
500,000	DT Auto Owner Trust, Series 2019-2A D^	3.48%	02/18/2025	510,755
1,250,000	DT Auto Owner Trust, Series 2019-3A D^	2.96%	04/15/2025	1,259,241
1,500,000	DT Auto Owner Trust, Series 2018-2A E^	5.54%	06/16/2025	1,576,557
1,250,000	Emerson Park CLO, Ltd., Series 2013-1A C1R (3 Month LIBOR USD + 2.15%)^	4.45%	07/15/2025	1,252,739
1,000,000	Exeter Automobile Receivables Trust, Series 2018-2A E^	5.33%	05/15/2025	1,043,127
1,500,000	Exeter Automobile Receivables Trust, Series 2019-3A D^	3.11%	08/15/2025	1,516,564
398,333	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	415,076
2,000,000	GoldenTree Loan Opportunities XI, Ltd., Series 2015-11A AR2 (3 Month LIBOR USD + 1.07%)^	3.37%	01/21/2031	1,995,012
500,000	Great American Auto Leasing, Inc., Series 2019-1 B^	3.37%	02/18/2025	516,012
500,000	Great American Auto Leasing, Inc., Series 2019-1 C^	3.54%	02/17/2026	515,853
300,000	GreatAmerica Leasing Receivables Funding LLC, Series 2018-1 C^	3.14%	06/16/2025	304,775
500,000	Grippen Park CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.30%)^	4.58%	01/20/2030	499,989
1,050,000	Highbridge Loan Management, Ltd., Series 7A-2015 CR (3 Month LIBOR USD + 1.70%)^	3.86%	03/15/2027	1,031,799
500,000	HPEFS Equipment Trust, Series 2019-1A D^	2.72%	09/20/2029	503,487
1,380,000	Invitation Homes Trust, Series 2017-SFR2 B (1 Month LIBOR USD + 1.15%)^	3.17%	12/19/2036	1,379,228
200,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	3.47%	12/19/2036	200,093
2,200,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	3.27%	03/19/2037	2,197,714
999,863	Invitation Homes Trust, Series 2018-SFR1 E (1 Month LIBOR USD + 2.00%)^	4.02%	03/19/2037	1,001,458
1,000,000	Invitation Homes Trust, Series 2018-SFR2 B (1 Month LIBOR USD + 1.08%)^	3.11%	06/18/2037	995,198
2,750,000	Madison Park Funding XII, Ltd., Series 2014-12A CR (3 Month LIBOR USD + 2.35%)^	4.63%	07/20/2026	2,751,110
750,000	Madison Park Funding XV, Ltd., Series 2014-15A A2R (3 Month LIBOR USD + 1.50%)^	3.76%	01/27/2026	750,870
2,100,000	Madison Park Funding XVI, Ltd., Series 2015-16A A2R (3 Month LIBOR USD + 1.90%)^	4.18%	04/20/2026	2,100,109
750,000	Madison Park Funding XVII, Ltd., Series 2015-17A B1R (3 Month LIBOR USD + 1.75%)^	4.03%	07/21/2030	749,188
625,000	Madison Park Funding XVII, Ltd., Series 2015-17A CR (3 Month LIBOR USD + 2.40%)^	4.68%	07/22/2030	626,452
500,000	Madison Park Funding XXI, Ltd., Series 2016-21A B (3 Month LIBOR USD + 2.75%)^	5.03%	07/25/2029	500,697
750,000	Magnetite XVI, Ltd., Series 2015-16A C2R (3 Month LIBOR USD + 1.60%)^	3.90%	01/18/2028	740,939
2,000,000	Neuberger Berman Loan Advisers CLO, Ltd., Series 2017-26A A (3 Month LIBOR USD + 1.17%)^	3.47%	10/18/2030	2,000,043
432,572	Newtek Small Business Loan Trust, Series 2018-1 A (1 Month LIBOR USD + 1.70%)^	3.72%	02/25/2044	432,034
750,000	Octagon Investment Partners 25, Ltd., Series 2015-1A AR (3 Month LIBOR USD + 0.80%)^	3.08%	10/20/2026	749,250
750,000	Octagon Investment Partners 25, Ltd., Series 2015-1A BR (3 Month LIBOR USD + 1.20%)^	3.48%	10/20/2026	741,104
2,000,000	Octagon Investment Partners 36, Ltd., Series 2018-1A A1 (3 Month LIBOR USD + 0.97%)^	3.27%	04/15/2031	1,981,596
1,000,000	Octagon Investment Partners XIX, Ltd., Series 2014-1A CR (3 Month LIBOR USD + 2.10%)^	4.40%	04/15/2026	1,002,500
1,500,000	Octagon Investment Partners XXIII, Ltd., Series 2015-1A CR (3 Month LIBOR USD + 1.85%)^	4.15%	07/15/2027	1,480,900
1,125,000	OHA Credit Partners IX, Ltd., Series 2013-9A B1R (3 Month LIBOR USD + 1.46%)^	3.74%	10/20/2025	1,126,328
250,000	Oportun Funding IX LLC, Series 2018-B B^	4.50%	07/08/2024	254,040
325,000	Oportun Funding VII LLC, Series 2017-B B^	4.26%	10/10/2023	327,652
1,000,000	Oportun Funding VII LLC, Series 2017-B C^	5.29%	10/10/2023	1,008,487
1,000,000	Oportun Funding VIII LLC, Series 2018-A B^	4.45%	03/08/2024	1,014,782
500,000	Oportun Funding VIII LLC, Series 2018-A C^	5.09%	03/08/2024	505,595
1,100,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	1,128,174
400,000	Oportun Funding X LLC, Series 2018-C B^	4.59%	10/08/2024	410,007
4,278	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A2B (1 Month LIBOR USD + 0.65%)^	2.70%	11/10/2020	4,278
1,000,000	OZLM XIII, Ltd., Series 2015-13A A2R (3 Month LIBOR USD + 1.65%)^	3.92%	07/30/2027	993,407
500,000	OZLM XV, Ltd., Series 2016-15A A2A (3 Month LIBOR USD + 2.10%)^	4.38%	01/22/2029	500,010
500,000	Prestige Auto Receivables Trust, Series 2017-1A D^	3.61%	10/16/2023	508,614
1,000,000	Prestige Auto Receivables Trust, Series 2019-1A D^	3.01%	08/15/2025	1,013,431
529,002	Progress Residential Trust, Series 2015-SFR3 A^	3.07%	11/15/2032	527,983
930,593	Progress Residential Trust, Series 2017-SFR1 A^	2.77%	08/17/2034	933,747
750,000	Progress Residential Trust, Series 2017-SFR2 C^	3.40%	12/19/2034	753,465
850,000	Progress Residential Trust, Series 2018-SFR1 B^	3.48%	03/17/2035	855,896
499,392	Progress Residential Trust, Series 2018-SFR1 A^	3.26%	03/19/2035	502,549
1,310,000	Santander Drive Auto Receivables Trust, Series 2018-3 D	4.07%	08/15/2024	1,351,956
550,000	Santander Drive Auto Receivables Trust, Series 2019-2 D	3.22%	07/15/2025	561,391
790,000	Santander Drive Auto Receivables Trust, Series 2019-3 D	2.68%	10/15/2025	793,925
1,004,063	Seneca Park CLO, Ltd., Series 2014-1A AR (3 Month LIBOR USD + 1.12%)^	3.42%	07/17/2026	1,005,673
25,393	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	25,409
750,000	Sound Point CLO XIV, Ltd., Series 2016-3A C (3 Month LIBOR USD + 2.65%)^	4.91%	01/23/2029	750,021
127,798	Southwest Airlines Co., Series 2007-1	6.15%	02/01/2024	135,233
946,847	Symphony CLO XII, Ltd., Series 2013-12A AR (3 Month LIBOR USD + 1.03%)^	3.33%	10/15/2025	947,890
1,248,046	Symphony CLO XIV, Ltd., Series 2014-14A A1R (3 Month LIBOR USD + 1.28%)^	3.58%	07/14/2026	1,250,317
1,000,000	Tesla Auto Lease Trust, Series 2018-B B^	4.12%	10/20/2021	1,026,357
1,250,000	Treman Park CLO, Ltd., Series 2015-1A ARR (3 Month LIBOR USD + 1.07%)^	3.35%	10/20/2028	1,251,639
500,000	United Auto Credit Securitization Trust, Series 2019-1 B^	3.03%	04/10/2024	502,679
1,125,000	United Auto Credit Securitization Trust, Series 2019-1 D^	3.47%	08/12/2024	1,134,913
1,000,000	Voya CLO, Ltd., Series 2019 1A C (3 Month LIBOR USD + 2.35%)^	4.99%	04/16/2029	992,844
754,212	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	762,388
900,000	Westlake Automobile Receivables Trust, Series 2018-1A D^	3.41%	05/15/2023	909,393
1,260,000	Westlake Automobile Receivables Trust, Series 2018-2A D^	4.00%	01/16/2024	1,288,245
835,000	Westlake Automobile Receivables Trust, Series 2019-2A C^	2.84%	07/15/2024	842,343
1,000,000	Westlake Automobile Receivables Trust, Series 2019-2A D^	3.20%	11/15/2024	1,008,825
Total Asset Backed Securities (Cost $78,425,182)				78,920,441

Mortgage Backed Securities - 27.1%
400,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	3.38%	09/15/2034	400,566
750,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY D (1 Month LIBOR USD + 1.70%)^	3.73%	09/15/2034	753,375
1,250,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ C (1 Month LIBOR USD + 1.60%)^	3.63%	04/15/2036	1,250,443
1,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ D (1 Month LIBOR USD + 1.95%)^	3.98%	04/15/2036	1,000,416
400,000	BBCMS Mortgage Trust, Series 2018-TALL C (1 Month LIBOR USD + 1.12%)^	3.15%	03/16/2037	400,101
392,639	BX Commercial Mortgage Trust, Series 2018-IND B (1 Month LIBOR USD + 0.90%)^	2.93%	11/15/2035	392,770
392,639	BX Commercial Mortgage Trust, Series 2018-IND D (1 Month LIBOR USD + 1.30%)^	3.33%	11/15/2035	393,281
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE B (1 Month LIBOR USD + 1.25%)^	3.28%	12/15/2037	502,010
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE C (1 Month LIBOR USD + 1.45%)^	3.48%	12/15/2037	501,858
1,558,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC D (1 Month LIBOR USD + 1.60%)^	3.63%	07/15/2032	1,559,555
1,500,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC E (1 Month LIBOR USD + 2.15%)^	4.18%	07/15/2032	1,501,834
750,000	CORE Mortgage Trust, Series 2019-CORE C (1 Month LIBOR USD + 1.30%)^	3.33%	12/15/2031	750,786
1,250,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	3.46%	05/15/2036	1,251,514
1,250,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	3.63%	05/15/2036	1,253,104
2,000,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	2,101,266
174,006	FHLMC PC, Pool# G6-1330	6.00%	07/01/2040	200,058
1,073,938	FHLMC PC, Pool# V8-2155	4.00%	12/01/2045	1,135,155
1,818,198	FHLMC REMIC, Series 4094 NI~	2.50%	03/15/2027	92,405
804,124	FHLMC REMIC, Series 4107 LI~	3.00%	08/15/2027	127,512
1,371,394	FHLMC REMIC, Series 4143 IA~	3.50%	09/15/2042	145,012
275,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	268,835
1,024,841	FHLMC STACR, Series 2013-DN2 M2 (1 Month LIBOR USD + 4.25%)	6.27%	11/27/2023	1,103,617
468,126	FHLMC STACR, Series 2014-DN1 M2 (1 Month LIBOR USD + 2.20%)	4.22%	02/26/2024	473,774
697,566	FHLMC STACR, Series 2014-DN3 M3 (1 Month LIBOR USD + 4.00%)	6.02%	08/26/2024	737,727
403,296	FHLMC STACR, Series 2014-DN4 M3 (1 Month LIBOR USD + 4.55%)	6.57%	10/25/2024	432,345
1,178,646	FHLMC STACR, Series 2015-DNA1 M2 (1 Month LIBOR USD + 1.85%)	3.87%	10/25/2027	1,186,675
1,125,000	FHLMC STACR, Series 2015-HQA2 M3 (1 Month LIBOR USD + 4.80%)	6.82%	05/25/2028	1,214,356
220,679	FHLMC STACR, Series 2016-DNA2 M2 (1 Month LIBOR USD + 2.20%)	4.22%	10/25/2028	220,872
1,000,000	FHLMC STACR, Series 2016-DNA3 M3 (1 Month LIBOR USD + 5.00%)	7.02%	12/26/2028	1,084,587
1,250,000	FHLMC STACR, Series 2016-DNA4 M3 (1 Month LIBOR USD + 3.80%)	5.82%	03/25/2029	1,325,648
4,100,689	FHMS, Series K-021 X1#~	1.56%	06/25/2022	136,747
1,975,230	FHMS, Series K-721 X1#~	0.44%	08/25/2022	17,272
10,300,767	FHMS, Series K-C02 X1#~	0.50%	03/25/2024	166,097
4,635,449	FHMS, Series K-038 X1#~	1.31%	03/25/2024	200,309
1,700,000	FHMS, Series K-728 A2#	3.06%	08/25/2024	1,776,468
10,396,328	FHMS, Series K-734 X1#~	0.79%	02/25/2026	377,795
6,998,937	FHMS, Series K-735 X1#~	1.10%	05/25/2026	394,827
8,500,000	FHMS, Series K-736 X1#~	1.31%	07/25/2026	638,414
673,821	FHMS, Series K-058 X1#~	1.06%	08/25/2026	37,099
3,000,000	FHMS, Series K-C04 X1#~	1.41%	12/25/2026	203,844
1,384,128	FHMS, Series K-W03 X1#~	0.98%	06/25/2027	69,395
9,955,695	FHMS, Series K-070 X1#~	0.46%	11/25/2027	247,996
737,570	FHMS, Series Q-006 APT1#	2.62%	04/25/2028	749,001
4,993,596	FHMS, Series K-087 X1#~	0.51%	12/25/2028	157,262
3,998,762	FHMS, Series K-092 X1#~	0.85%	04/25/2029	239,327
5,500,000	FHMS, Series K-G01 X1#~	1.11%	04/25/2029	383,226
3,545,538	FHMS, Series K-094 X1#~	1.02%	06/25/2029	260,880
653,416	FHMS, Series Q-004 A2H#	3.07%	01/25/2046	657,615
705,929	FHMS, Series Q-010 APT1#	2.93%	04/25/2046	713,064
485,000	FNMA, Pool# AN2738	2.39%	09/01/2028	494,185
681,512	FNMA, Pool# AL3596	5.00%	10/01/2035	760,146
1,392,445	FNMA, Pool# AS2249	4.00%	04/01/2039	1,488,274
267,965	FNMA, Pool# 467095	5.90%	01/01/2041	320,621
177,532	FNMA, Pool# 469130	4.87%	10/01/2041	201,317
803,551	FNMA, Pool# AB9349	3.00%	05/01/2043	828,011
1,064,278	FNMA, Pool# BD4016	4.00%	07/01/2047	1,137,471
335,351	FNMA, Pool# BD4041	4.00%	11/01/2047	354,408
389,329	FNMA, Pool# BH7686	4.50%	12/01/2047	412,624
999,274	FNMA, Pool# BJ4049	4.00%	05/01/2048	1,045,421
196,139	FNMA, Pool# BJ4050	4.50%	05/01/2048	213,188
196,346	FNMA, Pool# BJ4052	4.50%	05/01/2048	209,856
265,446	FNMA, Pool# BJ4051	4.50%	05/01/2048	285,357
196,622	FNMA, Pool# BK5105	5.50%	05/01/2048	216,506
294,379	FNMA, Pool# BJ4057	4.50%	06/01/2048	311,949
177,009	FNMA, Pool# BK8032	5.50%	06/01/2048	194,910
245,911	FNMA, Pool# BJ4061	4.50%	07/01/2048	264,279
244,699	FNMA, Pool# BJ4062	4.50%	07/01/2048	259,304
245,686	FNMA, Pool# BJ4060	4.50%	07/01/2048	267,105
739,033	FNMA, Pool# BJ4067	4.50%	08/01/2048	783,145
886,839	FNMA, Pool# BJ4070	4.00%	09/01/2048	928,792
502,582	FNMA, Pool# BJ4073	4.50%	09/01/2048	534,592
462,879	FNMA, Pool# BJ4072	4.50%	09/01/2048	497,458
424,910	FNMA, Pool# BJ4075	5.00%	09/01/2048	466,775
196,741	FNMA, Pool# BN0202	5.50%	09/01/2048	216,638
516,945	FNMA, Pool# BJ4082	5.00%	11/01/2048	565,734
297,327	FNMA, Pool# BN4936	5.50%	12/01/2048	325,568
256,003	FNMA, Pool# BN4921	5.50%	01/01/2049	279,919
516,340	FNMA, Pool# BJ4085	4.50%	02/01/2049	554,241
497,711	FNMA, Pool# BJ4086	5.00%	02/01/2049	541,816
1,654,917	FNMA Connecticut Avenue Securities, Series 2014-C04 1M2 (1 Month LIBOR USD + 4.90%)	6.92%	11/25/2024	1,807,710
495,160	FNMA Connecticut Avenue Securities, Series 2015-C01 1M2 (1 Month LIBOR USD + 4.30%)	6.32%	02/25/2025	524,998
834,943	FNMA Connecticut Avenue Securities, Series 2016-C03 2M2 (1 Month LIBOR USD + 5.90%)	7.92%	10/25/2028	902,074
1,500,000	FNMA Connecticut Avenue Securities, Series 2016-C04 1M2 (1 Month LIBOR USD + 4.25%)	6.27%	01/25/2029	1,586,304
2,000,000	FNMA Connecticut Avenue Securities, Series 2016-C06 1M2 (1 Month LIBOR USD + 4.25%)	6.27%	04/25/2029	2,140,558
923,000	FNMA REMIC Trust, Series 2017-M13 A2#	3.04%	09/25/2027	973,051
750,000	FNMA REMIC Trust, Series 2018-M8 A2#	3.44%	06/25/2028	814,562
745,311	FNMA REMIC Trust, Series 2018-M13 A1#	3.82%	09/25/2030	830,865
567,084	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	620,041
1,750,000	FREMF Mortgage Trust, Series 2016-K723 B#^	3.70%	10/25/2039	1,819,770
780,000	FREMF Mortgage Trust, Series 2017-K729 B#^	3.80%	11/25/2049	810,109
1,500,000	FREMF Mortgage Trust, Series 2019-K89 B#^	4.43%	01/25/2051	1,636,521
1,500,000	FREMF Mortgage Trust, Series 2019-K734 B#^	4.19%	02/25/2051	1,607,316
2,000,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.16%	05/25/2052	2,119,577
596,389	GNMA, Pool# 723334X	5.00%	09/15/2039	670,306
621,521	GNMA REMIC Trust, Series 2006-47 ZA	5.00%	08/16/2036	681,719
1,069,431	GNMA REMIC Trust, Series 2014-45 B1#~	0.74%	07/16/2054	41,424
895,951	GNMA REMIC Trust, Series 2014-135 I0#~	0.81%	01/16/2056	42,619
833,655	GNMA REMIC Trust, Series 2015-172 I0#~	0.84%	03/16/2057	43,275
1,161,638	GNMA REMIC Trust, Series 2016-40 I0#~	0.72%	07/16/2057	56,939
952,186	GNMA REMIC Trust, Series 2016-56 I0#~	0.92%	11/16/2057	62,333
1,245,626	GNMA REMIC Trust, Series 2016-98 I0#~	0.95%	05/16/2058	85,521
2,000,000	Great Wolf Trust, Series 2017-WOLF D (1 Month LIBOR USD + 2.10%)^	4.13%	09/15/2034	2,002,783
500,000	GSMS, Series 2018-FBLU C (1 Month LIBOR USD + 1.60%)^	3.63%	11/15/2035	500,858
1,250,000	GSMS, Series 2018-FBLU D (1 Month LIBOR USD + 2.00%)^	4.03%	11/15/2035	1,253,114
742,410	HPLY Trust, Series 2019-HIT D (1 Month LIBOR USD + 2.00%)^	4.03%	11/17/2036	746,284
1,000,000	JPMCC, Series 2019-BKWD C (1 Month LIBOR USD + 1.60%)^	3.65%	09/15/2029	1,002,536
1,500,000	JPMCC, Series 2019-MFP C (1 Month LIBOR USD + 1.40%)^	3.43%	07/15/2036	1,501,894
500,000	JPMCC, Series 2019-MFP E (1 Month LIBOR USD + 2.10%)^	4.13%	07/15/2036	502,001
500,000	KNDL Mortgage Trust, Series 2019-KNSQ D (1 Month LIBOR USD + 1.35%)^	3.38%	05/15/2036	500,681
385,000	MAD Mortgage Trust, Series 2017-330M B#^	3.48%	08/17/2034	396,636
275,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	3.03%	11/15/2034	275,207
925,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	3.43%	11/15/2034	925,745
1,000,000	Velocity Commercial Capital Loan Trust, Series 2016-2 M1#	3.66%	10/25/2046	1,021,714
500,000	Velocity Commercial Capital Loan Trust, Series 2017-1 M1#^	3.55%	05/25/2047	501,354
405,720	Velocity Commercial Capital Loan Trust, Series 2018-2 A#^	4.05%	10/25/2048	414,113
Total Mortgage Backed Securities (Cost $75,997,714)				77,570,217

Municipal Bonds - 2.5%
230,000	American Municipal Power, Inc.	6.05%	02/15/2043	335,940
250,000	District of Columbia#	5.55%	08/01/2038	250,000
3,500,000	District of Columbia#	5.60%	08/01/2038	3,500,000
1,200,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,560,360
800,000	North Texas Tollway Authority	8.91%	02/01/2030	818,264
655,000	San Francisco Bay Area Rapid Transit District	3.15%	08/01/2037	682,995
Total Municipal Bonds (Cost $6,703,681)				7,147,559

U.S. Treasury Notes - 4.5%
13,000,000	United States Treasury Note	1.38%	02/29/2020	12,972,070
Total U.S. Treasury Notes (Cost $12,963,403)				12,972,070

Shares
Preferred Stocks - 0.4%
14,625	AGNC Investment Corp., Series B, 7.75%			372,791
19,576	AGNC Investment Corp., Series C, 7.00% (Fixed until 10/15/2022, then 3 Month LIBOR USD + 5.11%)			504,865
10,000	Annaly Capital Management, Inc., Series G, 6.50% (Fixed until 03/31/2023, then 3 Month LIBOR USD + 4.17%)			250,400
Total Preferred Stocks (Cost $1,113,864)				1,128,056

Short-Term Investments - 4.0%
Money Market Funds - 4.0%
11,353,571	First American Government Obligations Fund - Class Z, 1.83%*			11,353,571
Total Short-Term Investments (Cost $11,353,571)				11,353,571
Total Investments - 99.8% (Cost $279,793,712)				285,703,320
Other Assets in Excess of Liabilities - 0.2%				586,470
NET ASSETS - 100.0%				$286,289,790

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
*Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in preferred stocks and short-term investments, with a total market value of $12,481,627, were categorized as Level 1, while the Fund's investments in corporate bonds & notes, asset backed securities, mortgage backed securities, municipal bonds and U.S. Treasury Notes, with a total market value of $273,221,693, were categorized as Level 2.

The Fund's investments in futures contracts, with total unrealized depreciation of $(1,154,042), were valued using Level 1 inputs.

Futures Contracts - Long
The Brown Advisory Total Return Fund had the following open long futures contracts as of the date of this report:

Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	307	12/31/2019	$36,815,064	$36,578,570	$(236,494)
U.S. Treasury 10-Year Note Futures	48	12/19/2019	6,318,229	6,255,000	(63,229)
U.S. Treasury 10-Year Ultra Futures	211	12/19/2019	30,426,185	30,047,719	(378,466)
U.S. Treasury Long Bond Futures	118	12/19/2019	19,342,076	19,152,875	(189,201)
U.S. Treasury Ultra Bond Futures	73	12/19/2019	14,295,808	14,009,156	(286,652)
			$107,197,362	$106,043,320	$(1,154,042)

There is no variation margin due to or from the Fund as of the date of this report.